Segment Information (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2019 and as of
March 31, 2019:
Sales to unaffiliated customers *	$40,050	$83,970	$537,111	$8,762	$669,893
Long-lived assets **	$123,698	$59,108	$39,479	$—	$222,285
Year ended March 31, 2018 and as of
March 31, 2018:
Sales to unaffiliated customers *	$38,223	$67,226	$549,174	$7,290	$661,913
Long-lived assets **	$114,145	$56,629	$37,246	$—	$208,020
Year ended March 31, 2017 and as of
March 31, 2017:
Sales to unaffiliated customers *	$29,200	$57,621	$785,319	$7,247	$879,387
Long-lived assets **	$101,111	$55,154	$36,940	$—	$193,205

*	Based on customer’s location.
**	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2019, 2018 and 2017, were as follows:

	Year ended March 31,
Category	2019	2018	2017
Dermatological and topical	61%	65%	64%
Neuropsychiatric	18%	17%	18%
Cardiovascular	7%	6%	6%
Anti-inflammatory	3%	4%	8%
Other	11%	8%	4%
Total	100%	100%	100%